RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Debt instruments Book Value	100.00%
Equity Instruments: Shares	100.00%
Equity Instruments: Investments Funds Book Value	100.00%
Other financial instruments
RISK MANAGEMENT
Maximum exposure	$ 37,194,524	$ 30,404,102
Collateral (held) pledged	(879,613)	(1,214,779)
Net exposure	36,314,911	29,189,323
Debt instruments
RISK MANAGEMENT
Maximum exposure	27,431,181	28,833,828
Collateral (held) pledged	(741,197)	(1,214,692)
Net exposure	26,689,984	27,619,136
Derivatives
RISK MANAGEMENT
Maximum exposure	9,189,488	1,090,121
Collateral (held) pledged	(138,416)	(87)
Net exposure	9,051,072	1,090,034
Equity securities
RISK MANAGEMENT
Maximum exposure	573,855	480,153
Collateral (held) pledged		0
Net exposure	$ 573,855	$ 480,153